PARTIES-IN-INTEREST TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Related Party Investments
At December 31, 2025 and 2024, the Plan held the following related party investments (at estimated fair value):

2025:
LFC common stock – 552,388 shares	$31,519,256

2024:
LFC common stock – 584,569 shares	$40,194,948